Annual Fund Operating Expenses - INVESCO Government Money Market Fund	Jun. 28, 2021
Invesco Cash Reserve
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.50%
Class A
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.55%
Class AX
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.50%
Class C
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.10%
Class CX
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.90%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.25%
Class R
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.75%
Class Y
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.35%
Investor Class
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.35%
Class R6
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.31%